STOCKHOLDERS' DEFICIT - Common Stock Shares (Details)		9 Months Ended	12 Months Ended
	Jun. 07, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Oct. 20, 2022 shares	Nov. 08, 2021 shares	Oct. 31, 2021 shares
Class of Stock
Common shares, shares authorized (in shares)		50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, votes per share | Vote			1
Common shares, shares issued (in shares)				10,805,877
Aggregate purchase price | $		$ 25,000	$ 284,424
Common shares, shares outstanding (in shares)				4,156,123
Condition for future business combination threshold net tangible assets | $			$ 5,000,001
Months to complete acquisition			18 months
Redemption period upon closure			10 days
Common Stock
Class of Stock
Number of shares issued		2,875,000	30,000
Aggregate purchase price | $		$ 288	$ 3
Private Placement
Class of Stock
Common shares, shares issued (in shares)					557,000
Sponsor
Class of Stock
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)			100.00%
Sponsor | Founder shares
Class of Stock
Number of shares issued	4,312,500
Aggregate purchase price | $	$ 25,000
Shares subject to forfeiture						1,437,500
Common shares, shares outstanding (in shares)						2,875,000
Common stock subject to redemption
Class of Stock
Common stock subject to possible redemption, issued (in shares)		11,500,000	694,123
Common stock subject to possible redemption, outstanding (in shares)		11,500,000	694,123
Common stock subject to not redemption
Class of Stock
Common shares, shares issued (in shares)		3,432,000	3,462,000
Common shares, shares outstanding (in shares)		3,432,000	3,462,000